SYMETRA LIFE INSURANCE COMPANY
                  Symetra Deferred Variable Annuity Account

                          Supplement to Prospectus
                       Supplement dated May 1, 2007
               to Prospectus dated May 1, 1998 as supplemented

   The disclosure set forth below replaces the information under the heading "Fund Annual Expenses" found on page 2 of the prospectus and any other
				prior supplements.
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                    SYMETRA DEFERRED VARIABLE ANNUITY ACCOUNT
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PORTFOLIO FEE WAIVERS AND EXPENSE REIMBURSEMENTS
The Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2006. The table below shows the Total Annual Portfolio Operating Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operating Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.

                            Fund Annual Expenses(1)
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(1) Please see footnote 4 on page 3 of the Prospectus dated May 1, 1998.



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								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO  			   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
(as a percentage of		      Fees     Service (12b-1)   Expenses     Operating   Reimburse-    any acquired
average net assets)			       Fees	                      Expenses 	  ment		fund fees or
													reimbursement
													and waiver
	    	    	        									agreements)
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Pioneer Bond VCT Portfolio -
Class I Shares 				0.50%	None		0.30%		0.80%	    -0.18%(1)	0.62%
Pioneer Fund VCT Portfolio -
Class I Shares				0.65%	None		0.05%		0.70%		--	0.70%
Pioneer Growth Opportunities
VCT Portfolio  -- Class I Shares 	0.74%	None		0.07% (2)	0.81%		--	0.81%(3)
Pioneer Mid Cap Value  VCT
Portfolio - Class I Shares		0.65%	None		0.06%		0.71%		--	0.71%(4)
Pioneer Small Cap Value VCT
Portfolio - Class I Shares		0.75%	None		0.30% (5)	1.05%		--	1.05%(6)

DWS Money Market VIP - Class A
Shares(7) (8) (9)			0.39%	None		0.05%		0.44%		--	0.44%
DWS Capital Growth Portfolio -
Class B Shares (10) (11) (12)		0.47%	0.25%		0.10%		0.82%		--	0.82%
DWS International Portfolio -
Class B Shares (11) (12) (13)
					0.84%	0.25%		0.27%		1.36%		-0.02%	1.34%



The above portfolio expenses were provided by the Funds.  We have not independently verified the accuracy of the information.
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(1)   The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2008 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to
0.62% of the average daily net assets attributable to Class I shares. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2008. See the statement of additional information for this
Portfolio for details regarding the expense limitation agreement.
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(2)   This includes an estimated ratio of underlying expenses of  0.02%.

(3)   The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2008 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.85%
of the average daily net assets attributable to Class I shares. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2008.  See the statement of additional information for this Portfolio for details regarding the expense limitation agreement.

(4)   The expenses in the table above reflect the contractual expense limitation in effect through May 1,
2008 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to
0.88% of the average daily net assets attributable to Class I shares. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2008. See the statement of additional information for this
Portfolio for details regarding the expense limitation agreement.

(5)   This includes an estimated ratio of underlying expense of 0.12%.

(6)   The expenses in the table above reflect the contractual expense limitation in effect through May 1,
2008 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.00% of the average daily net assets attributable to Class I shares. There can be no assurance that
Pioneer will extend the expense limitation beyond May 1, 2008. See the statement of additional information for this Portfolio for details regarding the expense limitation agreement.

(7)   Management fees have been restated to reflect the new fee schedule effective November 6, 2006

(8)   Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, through November 3, 2009, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following Portfolio to the amount set forward after the Portfolio name: DWS Money Market VIP, Class A (0.44%).

(9)   Restated on an annualized basis to reflect acquisition of Money Market (Series I) VIP on November 3,
2006.

(10)   Restated on an annualized basis to reflect acquisition of Janus Growth Opportunities VIP, Oak
Strategic Equity VIP and All Cap Growth VIP on December 11, 2006.

(11)   Restated on an annualized basis to reflect fee changes which took effect on June 1, 2006.
Includes 0.10% administration fee.

(12)   Pursuant to their respective agreements with DWS Variable Series I, the investment manager, their underwriter and the accounting agent have agreed, through April 30, 2008, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names: DWS Capital Growth VIP, Class B (0.86%)
and DWS International VIP, Class B (1.34%).

(13)   Restated on an annualized basis to reflect acquisition of Templeton Foreign Value VIP on December 11,
2006.






EXAMPLES:
Changes to the portfolio expenses affect the results of the expense Examples in your Prospectus and any previous supplements.  Although we have chosen not to update the Examples here, they still generally show how expenses and charges affect your Contract Value.


You may request free copies of the Symetra Life Insurance Company financial statements by calling us at
1-800-796-3872 or by visiting our website at www.symetra.com.
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